Related Party Transactions (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		41 Months Ended																9 Months Ended					0 Months Ended	9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended		0 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended				9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended														9 Months Ended	0 Months Ended	9 Months Ended
	Oct. 04, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 04, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013 Options	Mar. 31, 2013 Options	Mar. 31, 2012 Options	Dec. 31, 2013 Options Outstanding options expiring in 2022 with exercise price of $130	Dec. 31, 2013 Options Outstanding options expiring in 2021 with exercise price of $212.50	Feb. 25, 2014 Subsequent Events	Aug. 14, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Feb. 12, 2014 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 Subsequent Events	Feb. 11, 2014 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 Subsequent Events	Dec. 31, 2013 Series B Warrants	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights Example	Dec. 31, 2013 Preferred Stock	Dec. 31, 2013 Common Stock Warrants having full ratchet anti-dilution protection rights Example	Dec. 31, 2013 Quincy Prelude LLC [Member] Common Stock Minimum	Mar. 31, 2013 Quincy Prelude LLC [Member] Common Stock Minimum	Aug. 14, 2013 Buffalo Management Llc [Member]	Dec. 31, 2013 Buffalo Management Llc [Member]	Dec. 31, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Mar. 31, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Dec. 31, 2013 Buffalo Management Llc [Member]	Aug. 01, 2012 Buffalo Management Llc [Member]	Apr. 15, 2013 Buffalo Management Llc [Member] Extension Agreement	Dec. 31, 2013 Buffalo Management Llc [Member] Extension Agreement	Feb. 28, 2014 Buffalo Management Llc [Member] Warrants having full ratchet anti-dilution protection rights to $3.50 per share warrant	Dec. 31, 2013 Buffalo Management Llc [Member] Barry Munitz	Mar. 31, 2013 Buffalo Management Llc [Member] Barry Munitz	Dec. 31, 2013 Buffalo Management Llc [Member] Preferred Stock	Aug. 14, 2013 Buffalo Management Llc [Member] Preferred Stock	Aug. 14, 2013 Buffalo Management Llc [Member] Common Stock Warrants expiring in 2018 warrant	Dec. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member]	Mar. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member]	Dec. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2016	Dec. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2017	Dec. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2018	Feb. 12, 2014 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2018 Subsequent Events	Feb. 12, 2014 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants having full ratchet anti-dilution protection rights Subsequent Events	Dec. 31, 2013 Mr. Brownstein's father	May 31, 2013 Mr. Brownstein's father	Dec. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Dec. 31, 2012 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2012 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Dec. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Dec. 31, 2013 Brownstein Hyatt Farber Schreck, LLP Options Outstanding options expiring in 2021 with exercise price of $130	Nov. 22, 2011 Grandhaven	Dec. 31, 2013 Grandhaven	Dec. 31, 2013 Grandhaven Options Outstanding options expiring in 2021 with exercise price of $212.50	Nov. 22, 2011 Grandhaven AWP	Dec. 31, 2013 Grandhaven AWP	Dec. 31, 2013 Very Hungry LLC [Member]	Dec. 31, 2013 Very Hungry LLC [Member] Warrants expiring in 2014	Dec. 31, 2013 Very Hungry LLC [Member] Warrants expiring in 2017	Dec. 31, 2013 Very Hungry LLC [Member] Warrants expiring in 2018	Dec. 31, 2013 Very Hungry LLC [Member] Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Jul. 05, 2012 Very Hungry LLC [Member] Common Stock	Dec. 31, 2013 Scott Reiman Trust	Dec. 31, 2013 Scott Reiman Trust Warrants expiring in 2014	Dec. 31, 2013 Scott Reiman Trust Warrants expiring in 2017	Dec. 31, 2013 Scott Reiman Trust Warrants expiring in 2018	Dec. 31, 2013 Scott Reiman Trust Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Dec. 31, 2013 Very Hungry and the Scott Reiman 1991 Trust	Dec. 31, 2013 Very Hungry and the Scott Reiman 1991 Trust Preferred Stock	Dec. 31, 2013 Karlsson	Apr. 15, 2013 Karlsson Extension Agreement	Dec. 31, 2013 Karlsson Extension Agreement
Related Party Transactions
Voting interest held by a stockholder in a related party (as a percent)																																											100.00%	100.00%
Economic interest held by a stockholder in a related party (as a percent)																																											82.50%	75.00%
Number of shares owned by related party																																								15,000,000
Liquidation value		$ 15,000,000		$ 15,000,000		$ 15,000,000																	$ 15,000,000																	$ 15,000,000																																				$ 5,500,000
Non-voting economic interest held by a stockholder in a related party (as a percent)																																						17.50%	15.00%
Beneficial ownership held by stockholder in reporting entity (as a percent)																									5.00%	5.00%
Amount paid to related party																												0	1,100,000	1,100,000	300,000	1,400,000	1,400,000																			1,500,000	3,200,000	3,600,000	500,000	4,300,000	5,800,000
Amount due to related party																												0	0				0
Percentage of gross revenue interest																											1.00%								2.00%	1.00%																																									2.00%	1.00%	2.00%
Number of shares of redeemable preferred stock issued																							15,000,000																		15,000,000
Number of warrants issued																																					1,062,728					1,062,728
Exercise price (in dollars per share)																$ 3.50	$ 4.05	$ 1.50	$ 4.05	$ 6.00		$ 4.00												$ 130.00			$ 3.50					$ 7.20			$ 187.50	$ 130.00	$ 4.05	$ 3.50	$ 3.50																$ 6.00	$ 15.00	$ 4.05	$ 1.50			$ 6.00	$ 15.00	$ 4.05	$ 1.50
Share price (in dollars per share)																						$ 3.00																																															$ 130.00
Strike price (in dollars per share)																						$ 3.00
Number of additional warrants issued to investor on reduction of strike price																						100																										1,787,171	280,841
Exercise price after issuance of common stock (in dollars per share)																						$ 3.00		$ 3.00
Maximum exercise price per share protected from anti-dilution																	$ 3.50
Gain recorded for the change in fair value of the warrants		5,918,000	(324,000)	867,000	(5,943,000)	(5,099,000)																																				500,000
Warrants outstanding (in shares)																	1,787,171			916,668	3,936,677	300																							36,271	35,410	1,787,171
Common stock outstanding		4,191,658		4,191,658		4,191,658	114,969,415	1,451,914	789,783						4,940,456																												63,763
Preferred Stock 8% Cumulative Outstanding (in shares)		15,000,000		15,000,000		15,000,000																	15,000,000																				15,000,000
Annual cumulative dividend (as a percent)																																								8.00%			8.00%
Stock issued for services (in shares)	748,798
Exercise price (in dollars per share)										$ 32.66	$ 160.71	$ 212.50	$ 130.00	$ 212.50																																												$ 130.00			$ 212.50
Number of shares held by related party													4,000	2,000																																				104,074	35,563							2,400
Amount due to related party included in accrued liabilities and account payable																															25,000																					300,000	300,000	800,000	300,000	800,000	300,000
Number of shares of common stock issued		4,191,658		4,191,658		4,191,658	114,969,415	1,451,914	789,783																																																							891,112					96,154	199,086					1,090,198
Right to purchase number of shares																																		52,409																															739,337	96,833	1,095,314				177,331	37,874	262,713		2,409,402
Number of additional shares of common stock called by each warrant																				1
Number of additional Series A Warrants called by each warrant (in shares)																				1
Overriding royalty interest (as a percent)																																																											1.00%	1.00%
Fair value of royalty obligation		$ 4,060,000		$ 4,060,000		$ 4,060,000		$ 4,060,000	$ 4,060,000																																																			$ 4,100,000
Assigned royalty interest (as a percent)																																																														1.388%	1.388%